PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	The Company’s property and equipment include the following:
	December 31, 2013	December 31, 2012

Fixed Assets	$2,158	$2,158
Accumulated Depreciation	(1,079)	(647)
Fixed Assets, net	$1,079	$1,511